Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2023
Features of Convertible Preferred Stock [Abstract]
Summary of Convertible Preferred Stock
As of December 31, 2023 and 2022, the authorized, issued, and outstanding Convertible Preferred Stock and their principal terms were as follows:

		December 31, 2023 and 2022
	Par Value	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series Seed Preferred Stock	$0.0001	2,163,527	2,163,527	$5,380	$5,443	2,163,527
Series A Preferred Stock	0.0001	4,785,883	4,785,883	21,417	21,626	4,785,883
Series B-1 Preferred Stock	0.0001	6,264,714	5,839,471	30,587	30,760	5,839,471
Series B-2 Preferred Stock	0.0001	1,433,699	1,433,699	7,332	7,175	1,433,699

		14,647,823	14,222,580	$64,716	$65,004	14,222,580